Equity - Schedule of appropriation of retained earnings (Detail) - TWD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Appropriation of earnings	$ 19,510,000	$ 14,310,735
Dividends per share	$ 4.2	$ 2.0
Legal reserve [member]
Appropriation of earnings	$ 2,398,814	$ 1,697,489
Special reserve [member]
Appropriation of earnings	(1,278,670)	3,944,915
Cash dividends [member]
Appropriation of earnings	$ 18,389,856	$ 8,668,331